Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum Lease Payment
RMB
Year ending December 31:
2018	40,450
2019	31,721
2020	21,156
2021	8,443
2022	4,521
Total	106,291